LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

SUPPLEMENT DATED JUNE 19, 2009

TO THE PROSPECTUSES OF THE

FUNDS LISTED IN SCHEDULE A

The following information supplements the “Annual fund operating expenses” table that is included in each fund’s prospectus:

Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table – for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

With respect to funds listed under Legg Mason Partners Income Trust and Legg Mason Partners Equity Trust and also with respect to SMASh Series C Fund, SMASh Series EC Fund and SMASh Series M Fund, the following text replaces the section of the prospectus entitled “Frequent Purchases and Redemptions of Fund Shares”:

Frequent Trading of Fund Shares

Frequent trading in the fund’s shares increases the fund’s administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund’s portfolio and increase the fund’s costs associated with trading the fund’s portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund’s other shareholders. The fund therefore discourages frequent purchases and redemptions by shareholders.

The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the Board has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets.

Under the fund’s frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy currently provides that the fund will use its best efforts to restrict a shareholder’s trading privileges in the Funds if that shareholder has engaged in three or more “Round Trips” (defined below) during any rolling 12-month period. The restriction on the number of round trips may change from time to time by amendment of the frequent trading policy. The fund may determine to restrict a shareholder from making additional purchases prior to engaging in three round trips. However, the fund has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading and the amount of trading. Additionally, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund’s frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary (retirement plan administrators, securities broker-dealers, and mutual fund marketplaces) maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading. Shareholders who own shares of the fund through financial intermediaries should examine any disclosures provided by the intermediaries to determine what restrictions apply to the shareholders.

Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Schedule A

Fund Name	Prospectus Date

LEGG MASON PARTNERS INCOME TRUST

Legg Mason Partners Adjustable Rate Income Fund	September 12, 2008

Legg Mason Partners California Municipals Fund	June 11, 2008

Legg Mason Partners Core Bond Fund	November 25, 2008

Legg Mason Partners Core Plus Bond Fund	November 25, 2008

Legg Mason Partners Corporate Bond Fund	April 30, 2009

Legg Mason Partners Strategic Income Fund	November 25, 2008

Legg Mason Partners Global High Yield Bond Fund	April 30, 2009

Legg Mason Partners Government Securities Fund	April 30, 2009

Legg Mason Partners High Income Fund	November 25, 2008

Legg Mason Partners Global Inflation Management Fund	February 28, 2009

Legg Mason Partners Intermediate Maturity California Municipals Fund	March 30, 2009

Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 30, 2009

Legg Mason Partners Intermediate-Term Municipals Fund	July 20, 2008

Legg Mason Partners Managed Municipals Fund	June 11, 2008

Legg Mason Partners Massachusetts Municipals Fund	March 30, 2009

Legg Mason Partners Municipal High Income Fund	November 25, 2008

Legg Mason Partners New Jersey Municipals Fund	July 20, 2008

Fund Name	Prospectus Date

Legg Mason Partners New York Municipals Fund	July 20, 2008

Legg Mason Partners Oregon Municipals Fund	August 8, 2008

Legg Mason Partners Pennsylvania Municipals Fund	July 20, 2008

Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2009

Legg Mason Partners Short-Term Bond Fund	April 30, 2009

Western Asset Emerging Markets Debt Portfolio	February 2, 2009

Western Asset Global High Yield Bond Portfolio	February 2, 2009

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	February 28, 2009

Legg Mason Partners Aggressive Growth Fund	December 15, 2008

Legg Mason Partners Appreciation Fund	April 30, 2009

Legg Mason Partners Capital and Income Fund	April 30, 2009

Legg Mason Partners Capital Fund	April 30, 2009

Legg Mason Partners Convertible Fund	November 7, 2008

Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2009

Legg Mason Partners Dividend Strategy Fund	February 28, 2009

Legg Mason Partners Emerging Markets Equity Fund	February 28, 2009

Legg Mason Partners Equity Fund	April 30, 2009

Legg Mason Partners Equity Income Builder Fund	February 28, 2009

Legg Mason Partners Financial Services Fund	July 20, 2008

Legg Mason Partners Fundamental Value Fund	January 28, 2009

Legg Mason Partners Global Equity Fund	April 30, 2009

Legg Mason Partners International All Cap Opportunity Fund	February 28, 2009

Legg Mason Partners Investors Value Fund	April 30, 2009

Legg Mason Partners Large Cap Growth Fund	March 19, 2009

Legg Mason Partners Lifestyle Allocation 100%	May 31, 2009

Fund Name	Prospectus Date

Legg Mason Partners Lifestyle Allocation 30%	May 31, 2009

Legg Mason Partners Lifestyle Allocation 50%	May 31, 2009

Legg Mason Partners Lifestyle Allocation 70%	May 31, 2009

Legg Mason Partners Lifestyle Allocation 85%	May 31, 2009

Legg Mason Partners Lifestyle Income Fund	May 31, 2009

Legg Mason Partners Mid Cap Core Fund	March 30, 2009

Legg Mason Partners All Cap Fund	August 8, 2008

Legg Mason Partners S&P 500 Index Fund	April 30, 2009

Legg Mason Partners Small Cap Growth Fund	April 30, 2009

Legg Mason Partners Small Cap Value Fund	January 28, 2009

Legg Mason Partners Social Awareness Fund	May 31, 2009

Legg Mason Partners Target Retirement 2015	May 31, 2009

Legg Mason Partners Target Retirement 2020	May 31, 2009

Legg Mason Partners Target Retirement 2025	May 31, 2009

Legg Mason Partners Target Retirement 2030	May 31, 2009

Legg Mason Partners Target Retirement 2035	May 31, 2009

Legg Mason Partners Target Retirement 2040	May 31, 2009

Legg Mason Partners Target Retirement 2045	May 31, 2009

Legg Mason Partners Target Retirement 2050	May 31, 2009

Legg Mason Partners Target Retirement Fund	May 31, 2009

Legg Mason Partners U.S. Large Cap Equity Fund	March 30, 2009

Legg Mason Permal Tactical Allocation Fund	April 13, 2009

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Money Market Fund	September 15, 2008

Western Asset Institutional Government Money Market Fund	September 15, 2008

Western Asset Institutional Municipal Money Market Fund	September 15, 2008

SMASh Series C Fund	February 28, 2009

Fund Name	Prospectus Date

SMASh Series EC Fund	February 28, 2009

SMASh Series M Fund	February 28, 2009

Western Asset / Citi Institutional Cash Reserves*	December 31, 2008

Western Asset / Citi Institutional Liquid Reserves*	December 31, 2008

Western Asset / Citi Institutional Tax Free Reserves*	December 31, 2008

Western Asset / Citi Institutional U.S. Treasury Reserves*	December 31, 2008

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset / Citi California Tax Free Reserves*	December 31, 2008

Western Asset / Citi Cash Reserves*	December 31, 2008

Western Asset / Citi Connecticut Tax Free Reserves*	December 31, 2008

Western Asset / Citi New York Tax Free Reserves*	December 31, 2008

Western Asset / Citi Tax Free Reserves*	December 31, 2008

Western Asset / Citi U.S. Treasury Reserves*	December 31, 2008

Western Asset California Municipal Money Market Fund	August 1, 2008

Western Asset Massachusetts Municipal Money Market Fund	August 1, 2008

Western Asset New York Municipal Money Market Fund	August 1, 2008

Western Asset Money Market Fund	April 30, 2009

Western Asset Government Money Market Fund	April 30, 2009

Western Asset Municipal Money Market Fund	August 1, 2008

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset / Citi Premium Liquid Reserves*	December 31, 2008

Western Asset / Citi Premium U.S. Treasury Reserves*	December 31, 2008

* “Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the funds’ investment manager, are not affiliated with Citigroup. Investments in the funds are not bank deposits or obligations of Citigroup.

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